Consolidated Statements of Comprehensive Income (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net earnings	53,515	9,483
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $1,049 and tax expense of $149, respectively (notes 1(v), 25(b)(iii) and 25(c))	100,548	81,597
Change in fair value of cash flow hedge, net of tax expense of $7,638 and $5,103, respectively (note 25(b)(ii))	6,434	17,308
Change in unrealized appreciation in value of available-for-sale investments	1	0
Change in pension and other post-employment benefits, net of tax recovery of $22,446 and tax expense of $10,896, respectively (note 10)	(35,669)	16,727
Other comprehensive income (loss), net of tax	71,314	115,632
Comprehensive income	124,829	125,115
Comprehensive income attributable to the non-controlling interests	7,077	31,362
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	117,752	93,753